Financial Instruments (Restated)	12 Months Ended
Jun. 30, 2024
Financial Instruments (Restated) [Abstract]
FINANCIAL INSTRUMENTS (RESTATED)
31.	FINANCIAL INSTRUMENTS (RESTATED)

a)	Significant accounting policies

Details of the significant accounting policies and methods adopted, including the criteria for recognition, the basis of measurement and the basis on which revenues and expenses are recognised, in respect of each class of financial asset, financial liability and equity instrument are disclosed in Note 2 to the financial statements.

b)	Financial risk exposures and management

The main risks the Company is exposed to through its financial instruments are credit risk, foreign currency risk, interest rate risk, and liquidity risk.

c)	Credit risk exposures

Credit risk represents the loss that would be recognised if the counterparties default on their contractual obligations resulting in financial loss to the Company. The Company has adopted the policy of only dealing with creditworthy counterparties and obtaining sufficient collateral or other security where appropriate, as a means of mitigating the risk of financial loss from defaults.

Cash at bank is held with high credit quality financial institutions.

d)	Interest rate risk

The Group is exposed to movements in market interest rates on cash. The policy is to monitor the interest rate yield curve out to 120 days to ensure a balance is maintained between the liquidity of cash assets and the interest rate of return. The entire balance of cash for the Group of $1,259,242 (30 June 2023: $137,451) is subject to interest rate risk.

The balance of cash held on deposit against the offtake prepayment of $15,020,679 (30 June 2023: $nil) is subject to interest rate risk. At 30 June 2024, if interest rates at that date had been 10 basis points higher with all other variables held constant, post-tax profit for the year would have been $1,068 (30 June 2024: $nil) higher, arising mainly as a result of higher interest revenue from its cash balances at bank. If interest rates had been 10 basis points lower, with all other variables held constant, post-tax profit would have been $1,068 (30 June 2024: $nil) lower.

e)	Liquidity risk

The Company manages liquidity risk by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities. Surplus funds are generally only invested in short term bank deposits.

Contractual maturities of financial liabilities

		Less than 6 months $	6 – 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Over 5 years $	Total contractual cashflows $	Carrying amount of liabilities $
Financial Liabilities
Trade & other payables	2024	13,226,525	-	-	-	-	13,226,525	13,226,525
Funding from related party	2024	4,268,857	-	-	-	-	4,268,857	4,268,857
Trade & other payables	2023	3,267,148	-	-	-	-	3,267,148	3,267,148
Funding from related party	2023	34,603	-	-	-	-	34,603	34,603
Total	2024	17,495,382	-	-	-	-	17,495,382	17,495,382
	2023	3,301,751	-	-	-	-	3,301,751	3,301,751

f)	Net fair value

In accordance with the accounting policies disclosed in Note 2 of the financial statement, the Group measures and recognises the following assets and liabilities at fair value on a recurring basis after initial recognition:

●	Financial assets at fair value through the profit or loss and other comprehensive income

IFRS 13 Fair Value Measurement requires the disclosure of fair value information by level of the fair value hierarchy, which categorises fair value measurements into once of three possible levels based on the lowest level input that is significant to the measurement can be categorised into as follows:

●	Level 1 – Measurements based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date

●	Level 2 – Measurement based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly

●	Level 3 – Measurements based on unobservable inputs for the asset or liability.

Set out below is an overview of financial assets and liabilities recorded in the financial statements held by the Group as at 30 June 2024:

	Level 1	Level 2	Level 3	Total
	$		$	$
Financial assets
Financial assets	-	-	5,000,000	5,000,000
Total assets recognised at fair value	-	-	5,000,000	5,000,000

Financial liabilities (restated)
Warrants liability	2,340,413	35,523,651	-	37,864,064
Total liabilities recognised at fair value	2,340,413	35,523,651	-	37,864,064

Set out below is an overview of financial assets and liabilities recorded in the financial statements held by the Group as at 30 June 2023:

	Level 1	Level 2	Level 3	Total
	$		$	$
Financial assets
Financial assets	-	-	-	-
Total assets recognised at fair value	-	-	-	-

Financial liabilities
Financial liabilities	-	-	-	-
Total liabilities recognised at fair value	-	-	-	-

g)	Foreign currency risk

The Group operates internationally and is exposed to foreign exchange risk arising from commercial transactions. The Group converted assets and liabilities into the functional currency where balances were denominated in a currency other than the US dollar.

At 30 June 2024, the Company had an Australian denominated funding arrangement with European Lithium Ltd (note 18). At 30 June 2024, if the Australian dollar had strengthened by 10% against the US Dollar with all other variables held constant, post-tax profit for the year would have been $388,078 (30 June 2023: $3,146) higher, arising mainly from foreign exchange losses/gains taken to the profit and loss account on translation. If the Australian dollar had weakened by 10% against the US Dollar with all other variables held constant, post-tax profit for the year would have been $474,317 (30 June 2023: $3,845) higher, arising mainly from foreign exchange losses/gains taken to the profit and loss account on translation.

h)	Overview of financial instruments

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Group as at 30 June 2024:

		Fair value
	At amortised cost	Through profit or loss	Through other comprehensive income
	$	$	$
Financial assets
Trade and other receivables	837,930	-	-
Total current assets	837,930	-	-
Total assets	837,930	-	-

Financial liabilities
Trade and other payables	15,020,679	-	-
Total current liabilities	15,020,679	-	-
Total liabilities	15,020,679	-	-

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Group as at 30 June 2023:

		Fair value
	At amortised cost	Through profit or loss	Through other comprehensive income
	$	$	$
Financial assets
Trade and other receivables	94,149	-	-
Total current assets	94,149	-	-
Total assets	94,149	-	-

Financial liabilities
Trade and other payables	3,203,646	-	-
Total current liabilities	3,203,646	-	-
Total liabilities	3,203,646	-	-